Goodwill - Variations in goodwill (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2018 CAD ($) segment	Sep. 30, 2017 CAD ($) segment
Intangible Assets [Abstract]
Number of operating segments | segment	9	7
Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 7,060,030
Business acquisitions	210,757
Goodwill reallocation	0
Foreign currency translation adjustment	70,933
Ending balance	7,341,720	$ 7,060,030
Northern Europe | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,189,906
Business acquisitions	136,237
Goodwill reallocation	14,524
Foreign currency translation adjustment	(13,463)
Ending balance	1,327,204	1,189,906
Canada | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,112,146
Business acquisitions	29,081
Goodwill reallocation	0
Foreign currency translation adjustment	0
Ending balance	1,141,227	1,112,146
France | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	883,719
Business acquisitions	0
Goodwill reallocation	0
Foreign currency translation adjustment	14,467
Ending balance	898,186	883,719
U.S. Commercial and State Government | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,886,063
Business acquisitions	45,439
Goodwill reallocation	(853,850)
Foreign currency translation adjustment	34,067
Ending balance	1,111,719	1,886,063
U.S. Federal | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	0
Business acquisitions	0
Goodwill reallocation	853,850
Foreign currency translation adjustment	28,396
Ending balance	882,246	0
U.K. | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	824,265
Business acquisitions	0
Goodwill reallocation	0
Foreign currency translation adjustment	5,255
Ending balance	829,520	824,265
ECS | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	857,368
Business acquisitions	0
Goodwill reallocation	(14,524)
Foreign currency translation adjustment	14,072
Ending balance	856,916	857,368
Asia Pacific | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	306,563
Business acquisitions	0
Goodwill reallocation	0
Foreign currency translation adjustment	(11,861)
Ending balance	$ 294,702	$ 306,563